SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Revenues as above	$ 797,824	$ 745,421	$ 640,987
Less inter-segment transactions	(1,150)	(690)	(370)
Total revenues	796,674	744,731	640,617
Identifiable assets:
Total assets of operating segments	693,126	855,865
Assets not identifiable to a particular segment	184,352	26,067
Elimination of inter-segment assets and other	0	(296)
Total assets as per consolidated balance sheets	877,478	881,636
Identifiable liabilities:
Total liabilities of operating segments	249,889	259,519
Liabilities not identifiable to a particular segment	145,751	153,751
Elimination of inter-segment liabilities and other	0	(296)
Total liabilities as per consolidated balance sheets	$ 395,640	$ 412,974